Concentration of major customers and suppliers - Accounts receivable (Details) - Accounts Receivable [Member] - item	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Number of customers	3	3
Credit Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	46.00%	36.00%
Credit Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	32.00%
Credit Concentration Risk [Member] | Customer three
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	16.00%